INCOME TAXES (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
U.S. and foreign earnings (loss) from continuing operations before income taxes
U.S.	$ 214,675,000	$ 142,623,000	$ 20,603,000
Foreign	74,387,000	28,899,000	2,083,000
Earnings from continuing operations before income taxes	289,062,000	171,522,000	22,686,000
Current income tax provision (benefit):
Federal	56,439,000	49,450,000	27,271,000
State	9,204,000	(26,510,000)	7,785,000
Foreign	16,496,000	8,496,000	3,097,000
Current income tax provision	82,139,000	31,436,000	38,153,000
Deferred income tax provision (benefit):
Federal	40,414,000	(23,293,000)	(7,031,000)
State	1,978,000	639,000	1,646,000
Foreign	(5,316,000)	(12,829,000)	(689,000)
Deferred income tax provision (benefit)	37,076,000	(35,483,000)	(6,074,000)
Income tax provision (benefit)	119,215,000	(4,047,000)	32,079,000
Excess tax deductions attributable to stock-based compensation	57,100,000	22,200,000	10,000,000
Deferred tax assets:
Accrued expenses	13,708,000	25,130,000
Net operating loss carryforwards	27,177,000	31,000,000
Tax credit carryforwards	5,095,000	10,518,000
Stock-based compensation	66,962,000	84,543,000
Income tax reserves, including related interest	60,596,000	57,016,000
Fair value investments	11,474,000	578,000
Equity method investments	13,809,000	12,850,000
Other	14,089,000	21,912,000
Total deferred tax assets	212,910,000	243,547,000
Less valuation allowance	(60,783,000)	(45,084,000)
Net deferred tax assets	152,127,000	198,463,000
Deferred tax liabilities:
Property and equipment	(6,018,000)	(16,264,000)
Investment in subsidiaries	(373,652,000)	(374,282,000)
Intangible and other assets	(60,830,000)	(56,597,000)
Other	(14,602,000)	(11,437,000)
Total deferred tax liabilities	(455,102,000)	(458,580,000)
Net deferred tax liability	(302,975,000)	(260,117,000)
Classification of deferred tax assets and liabilities
Current deferred tax asset	20,343,000	41,045,000
Non-current deferred tax asset	100,000	1,400,000
Current deferred tax liability		$ 400,000